INCOME TAXES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Deferred tax assets before valuation allowance	$ 20,288,246	$ 17,882,335
Deferred tax assets before valuation allowance	20,883,467	17,882,335
Increase in valuation allowance	$ 3,001,132	$ 2,620,909
Statutory tax rate	28.00%	28.00%
Tax rate	0.00%	0.00%
Impairments of goodwill and intangible assets	$ 1,400,000
Amortization of non-cash debt issuance costs	2,400,000
Operating loss carry forward indefinitely	$ 78,274,991	$ 69,241,882
Change in ownership percentage in common stock	5.00%
Aggregate percentage of ownership	50.00%